Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory
Finished goods	₪ 39,256	₪ 7,640
Goods in process and dried inflorescence	23,057	11,409
Total inventory	₪ 62,313	₪ 19,049